Accounts Receivable (Details) - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 2,750,214	$ 2,260,222
Total gross accounts receivable, Subsequent collection		$ 2,724,305	$ 2,255,228	[1]
Total gross accounts receivable, net, % of subsequent collection		99.10%	99.80%
Allowance for credit losses, balance
Allowance for credit losses, Subsequent collection				[1]
Allowance for credit losses, net, % of subsequent collection
Accounts receivable, net, balance		$ 2,750,214	$ 2,260,222
Accounts receivable, net, Subsequent collection		$ 2,724,305	$ 2,255,228	[1]
Accounts receivable, net, % of subsequent collection		99.10%	99.80%
Overdue but within 1 year [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 594,421
Total gross accounts receivable, Subsequent collection		$ 591,606
Total gross accounts receivable, net, % of subsequent collection		99.50%
Not yet due [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 2,155,793	$ 1,813,487
Total gross accounts receivable, Subsequent collection		$ 2,132,699	$ 1,811,212	[1]
Total gross accounts receivable, net, % of subsequent collection		98.90%	99.90%
Overdue [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance			$ 446,735
Total gross accounts receivable, Subsequent collection	[1]		$ 444,016
Total gross accounts receivable, net, % of subsequent collection			99.40%

[1]	The amount of subsequent collection is as of July 11, 2023.